UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado			80202
(Address of principal executive offices)			(Zip code)

Gregory P. Dulski, Secretary Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2006 -April 30, 2007

Item 1.                    Reports to Stockholders.

ANNUAL

Report

April 30, 2007

DISClosure oF FunD expenses (unAuDITeD)

As a shareholder to the U.S. Treasury and Prime Money Market Funds (“the Funds”), you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Funds do incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2006 and held until April 30, 2007.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Financial Investors Trust U.S. Treasury Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06 - 4/30/07*
Actual Fund Return	$1,000.00	$1,024.84	$1.66
Hypothetical Fund Return	$1,000.00	$1,023.16	$1.66

Financial Investors Trust Prime Money Market Fund (1)

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06 - 4/30/07*
Actual Fund Return	$1,000.00	$1,025.79	$1.00
Hypothetical Fund Return	$1,000.00	$1,023.80	$1.00

(1) The Prime Money Market Fund offered two classes of shares (Class I and Class II). A full redemption of Class II shares was made on January 5, 2005. As of October 25, 2006, Class II of the fund ceased operations. The table above represents Class I only.

* Expenses are equal to the Financial Investors Trust U.S. Treasury Money Market Fund and Prime Money Market Fund annualized expense ratios of 0.33% and 0.20%, multiplied by the average account value over the period, multiplied by the number of days in the second half-year divided by 365 days in the current year (to reflect the one-half year period).

AsseT AlloCATIon

April 30, 2007

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	17.47%
Repurchase Agreements	82.89%

Prime Money Market Fund
Certificates of Deposit	4.20%
Commercial Paper	17.05%
Corporate Notes	4.20%
Repurchase Agreements	74.90%

Percentage of Fund’s Total Net Assets

reporT oF InDepenDenT regIsTereD
publIC ACCounTIng FIrm

To the Board of Trustees and Shareholders of
Financial Investors Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Trust (the “Funds”) including the U.S. Treasury Money Market Fund and the Prime Money Market Fund as of April 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Financial Investors Trust as of April 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
June 5, 2007

sTATemenT oF InVesTmenTs

u.S. TREASuRy MONEy MARkET fuND

April 30, 2007

Face Value		Value
	U.S. TREASURY OBLIGATIONS 17.47%
	U.S. Treasury Bill
$7,000,000	4.40%, 05/03/07 DN	$6,998,289

TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $6,998,289)		6,998,289

		Collateral
		Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 82.89%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.12%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 4.50% due 5/1/36 with a repurchase amount of $1,500,213	1,500,000	$1,530,000

Agreement with Bank of America and Bank of New York (Tri-party), 5.10%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Notes, 4.75%, due 2/28/09 with a repurchase amount of $1,500,213	1,500,000	1,530,605

Agreement with Bear Stearns Companies, Inc., 5.13%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Inflation Index Bonds, 2.38% due 1/15/27 with a repurchase amount of $1,500,214	1,500,000	1,539,361

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.11%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Bonds, 9.13% due 5/15/18 with a repurchase amount of $1,500,213	1,500,000	1,531,004

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.13%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Bills, due 9/20/07 with a repurchase amount of $1,500,214	1,500,000	1,530,032

Agreement with Fortis Financial Services and Bank of New York (Tri-party), 5.13%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Notes, 3.50% due 5/31/07 with a repurchase amount of $1,500,214	1,500,000	1,530,868

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.11%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Strips, due 11/15/10 with a repurchase amount of $1,500,213	1,500,000	1,532,194

			Collateral
		Value	Value

	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

	Ageement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 5.13%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Notes, 3.50%, due 5/31/07 with a repurchase amount of $1,500,214	$1,500,000	$1,534,921

	Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.12%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Notes, 3.88% due 7/15/10 with a repurchase amount of $8,713,239	8,712,000	8,887,562

	Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.12%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Principal Strips, 4.25% due 11/15/14 with a repurchase agreement amount of $1,500,213	1,500,000	1,532,020

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.12%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Notes, 4.25% due 11/30/07 with a repurchase amount of $8,001,138	8,000,000	8,160,524

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.05%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.75%, due 1/23/17 with a repurchase amount of $1,500,210	1,500,000	1,530,073

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.11%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Notes, 4.50%, due 4/30/09 with a repurchase amount of $1,500,213	1,500,000	1,530,257

TOTAL REPURCHASE AGREEMENTS (Cost $33,212,000)		33,212,000	33,865,060

TOTAL INVESTMENTS (Cost $40,210,289)	100.36%	$40,210,289
Liabilities in Excess of Other Assets	(0.36)%	(145,328)
NET ASSETS	100.00%	$40,064,961

DN - Discount Notes

Income Tax Information:
Total cost for federal income tax purposes - $40,210,289

See Notes to Financial Statements.

STATEMENT OF INVESTMENTS

PRIME MONEy MARkET fuND

April 30, 2007

Due		Principal
Date		Amount	Value
	CERTIFICATES OF DEPOSIT 4.20%
Barclays Bank PLC
5/8/07	5.28% *	$1,500,000	$1,499,955

Calyon Bank
5/2/07	5.26% *	1,500,000	1,499,919

TOTAL CERTIFICATES OF DEPOSIT (Amortized Cost $2,999,874)			2,999,874

	COMMERCIAL PAPER 17.05%
Abbey National PLC
6/11/07	5.27%	1,500,000	1,490,997

Barton Capital Corp.
5/18/07	5.28%	2,476,000	2,469,827

CRC Funding LLC
6/1/07	5.23%	1,600,000	1,592,801

Nieuw Amsterdam
5/9/07	5.29%	1,627,000	1,625,087

Ormond Quay LLC
5/14/07	5.25%	3,000,000	2,994,312

Versailles CDS LLC
5/21/07	5.29%	2,000,000	1,994,128

TOTAL COMMERCIAL PAPER (Amortized Cost $12,167,152)			12,167,152

	CORPORATE NOTES 4.20%
American Express
5/11/07	5.29% *	3,000,000	2,999,850

TOTAL CORPORATE NOTES (Amortized Cost $2,999,850)			2,999,850

		Collateral
	Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 74.90%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 4.50% due 5/1/36 with a repurchase amount of $3,000,435	$3,000,000	$3,060,001

Agreement with Bank of America and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. DN, due 7/27/12-12/4/17 and Federal National Mortgage Association Notes, 3.35-6.30% due 11/28/08-8/25/22 with a repurchase amount of $3,000,435	3,000,000	3,060,620

Agreement with Barclays and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal National Mortgage Association DN, due 7/25/07 with a repurchase amount of $3,000,435	3,000,000	3,060,204

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal National Mortgage Association Notes, 5.38% due 2/12/10 with a repurchase amount of $3,000,435	3,000,000	3,060,302

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.23%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Bank Bonds, 2.63% due 7/15/08 with a repurchase amount of $3,000,436	3,000,000	3,061,051

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Bank Bonds, 5.13% due 4/11/08 with a repurchase amount of $3,000,435	3,000,000	3,062,316

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Farm Credit Bank Bonds, 4.80% due 12/8/08-4/12/10 with a repurchase amount of $16,002,320	16,000,000	16,321,398

			Collateral
		Value	Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)
	Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-Party), 5.23%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Bank Bonds, 4.38% due 9/17/10 and Federal National Mortgage Association Notes, 7.25% due 5/15/30 with a repurchase amount of $13,464,956	$13,463,000	$13,737,029

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.23%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. DN, due 6/17/33 and International Bank for Reconstruction and Development DN, due 8/16/19 with a repurchase amount of $3,000,436	3,000,000	3,091,156

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 4.88% due 2/9/10 with a repurchase amount of $3,000,435	3,000,000	3,063,235

TOTAL REPURCHASE AGREEMENTS (Cost $53,463,000)		53,463,000	54,577,312

TOTAL INVESTMENTS (Cost $71,629,876)	100.35%	$71,629,876
Liabilities in Excess of Other Assets	(0.35)%	(250,116)
NET ASSETS	100.00%	$71,379,760

*Floating rate security - rate disclosed as of April 30, 2007. Maturity date represents the next  interest rate reset date.

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes: $71,629,876

See Notes to Financial Statements.

sTATemenTs oF AsseTs AnD lIAbIlITIes

April 30, 2007

	U.S. Treasury	Prime
	Money Market	Money Market
	Fund	Fund*

ASSETS
Investments, at amortized cost (which approximates market value) (1)	$40,210,289	$71,629,876
Interest receivable	4,720	28,437
Prepaid and other assets	3,944	8,596
Total Assets	40,218,953	71,666,909

LIABILITIES
Dividends payable	143,987	277,922
Accrued investment advisory fee	2,102	3,917
Accrued administration fee	5,526	3,159
Accrued board of trustees fee	320	153
Other payables	2,057	1,998
Total Liabilities	153,992	287,149

NET ASSETS	$40,064,961	$71,379,760

COMPOSITION OF NET ASSETS
Paid-in capital	$40,065,165	$71,391,027
Undistributed net investment income	464	—
Accumulated net realized loss	(668)	(11,267)
NET ASSETS	$40,064,961	$71,379,760

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	40,099,594	71,395,953

Net asset value and redemption value per share	$1.00	$1.00

(1) Including repurchase agreements in the amounts of:	$33,212,000	$53,463,000

* Effective October 25, 2006, Prime Money Market Fund - Class II ceased operations (see Note 1).

See Notes to Financial Statements.

sTATemenTs oF operATIons

For the Year ended April 30, 2007

	U.S. Treasury	Prime
	Money Market	Money Market
	Fund	Fund*

INVESTMENT INCOME	$1,821,233	$3,752,739

EXPENSES
Investment advisory fee	36,604	74,207
Administration services	600,002	360,000
Legal	2,343	3,135
Reports to Shareholders	1,857	2,362
Insurance	5,247	9,497
State Registration	6,641	2,124
Board of Trustees	2,879	4,681
Miscellaneous	2,409	2,522
Total Expenses before fee waiver	657,982	458,528
Expenses waived by administrator	(530,770)	(292,633)
Expenses waived by investment advisor	(12,201)	(24,736)
Net Expenses	115,011	141,159

NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,706,222	$3,611,580

* Effective October 25, 2006, Prime Money Market Fund - Class II ceased operations (see Note 1).

See Notes to Financial Statements.

sTATemenTs oF CHAnges In neT AsseTs

	U.S. Treasury
	Money Market Fund
	For the Years Ended April 30,
	2007	2006
OPERATIONS
Net investment income	$1,706,222	$1,275,307
Net realized gain on investments	—	41
Net increase in net assets resulting from operations	1,706,222	1,275,348

DISTRIBUTIONS
Dividends to shareholders from net investment income	(1,706,222)	(1,275,307)
Net decrease in net assets from distributions	(1,706,222)	(1,275,307)

BENEFICIAL INTEREST TRANSACTIONS (1)
Shares sold	72,337,941	79,587,087
Dividends reinvested	1,673,340	1,216,509
Shares redeemed	(65,591,398)	(85,092,305)

Net increase/(decrease) in net assets derived from beneficial interest transactions	8,419,883	(4,288,709)

Net increase/(decrease) in net assets	8,419,883	(4,288,668)

NET ASSETS
Beginning of year	31,645,078	35,933,746

End of year*	$40,064,961	$31,645,078

* Includes undistributed net investment income of:	$464	$464

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

	Prime Money
	Market Fund (1)
	For the Years Ended April 30,
	2007	2006
OPERATIONS
Net investment income	$3,611,580	$1,183,577
Net realized gain/(loss) on investments	—	(459)
Net increase in net assets resulting from operations	3,611,580	1,183,118

DISTRIBUTIONS
Dividends to shareholders from net investment income	(3,611,580)	(1,188,491)
Net decrease in net assets from distributions	(3,611,580)	(1,188,491)

BENEFICIAL INTEREST TRANSACTIONS (2)
Shares sold	142,584,105	121,370,818
Dividends reinvested	359,875	260,812
Shares redeemed	(107,773,945)	(121,033,471)

Net increase in net assets derived from beneficial interest transactions	35,170,035	598,159

Net increase in net assets	35,170,035	592,786

NET ASSETS
Beginning of year	36,209,725	35,616,939

End of year*	$71,379,760	$36,209,725

* Includes (over)/undistributed net investment income of:	—	—

(1) Effective October 25, 2006, Prime Money Market Fund - Class II ceased operations (see Note 1).

(2) At net asset value of $1.00 per share.

See Notes to Financial Statements.

FInAnCIAl HIgHlIgHTs

u.S. TREASuRy MONEy MARkET fuND

Selected data for a share of beneficial interest outstanding throughout the years indicated:

	For the Years Ended April 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.05	0.03	0.01	0.01	0.01
Net realized gain	—	—	0.00 ^	—	—
Total from investment operations	0.05	0.03	0.01	0.01	0.01

Distributions
From net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
From net realized gain	—	—	0.00 ^	—	—
Total distributions	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	5.01%	3.56%	1.54%	0.76%	1.26%

Ratios/Supplemental Data
Net assets, end of year (000)	$40,065	$31,645	$35,934	$45,762	$80,935

Ratio of expenses to average net assets	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income to average net assets	4.90%	3.50%	1.44%	0.78%	1.25%
Ratio of expenses to average net assets without fee waivers	1.89%	1.80%	1.65%	1.18%	0.76%
Ratio of net investment income to average net assets without fee waivers	3.34%	2.03%	0.12%	(0.07)%	0.81%

^ Less than $0.005 per share.

+ Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

PRIME MONEy MARkET fuND - cLASS I

Selected data for a share of beneficial interest outstanding throughout the years indicated:

	For the Years Ended April 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.05	0.04	0.02	0.01	0.01
Net realized gain	—	—	0.00 ^	0.00 ^	—
Total from investment operations	0.05	0.04	0.02	0.01	0.01

Distributions
From net investment income	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
From net realized gain	—	—	0.00 ^	0.00 ^	—
Total distributions	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	5.21%	3.78%	1.73%	0.95%	1.42%

Ratios/Supplemental Data
Net assets, end of year (000)	$71,380	$36,210	$35,617	$117,879	$98,079

Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	5.11%	3.83%	1.58%	0.95%	1.46%
Ratio of expenses to average net assets without fee waivers	0.65%	1.31%	0.62%	0.35%	0.26%
Ratio of net investment income to average net assets without fee waivers	4.66%	2.72%	1.16%	0.79%	1.41%

+ Total return would have been lower had various fees not been waived during the period.

^ Less than $0.005 per share.

See Notes to Financial Statements.

PRIME MONEy MARkET fuND - cLASS II

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Period Ended
	October 25,	For the Years Ended April 30,
	2006*	2006*	2005*	2004	2003

Net asset value, beginning of period	—	—	—	$1.00	$1.00

Income from investment operations
Net investment income	—	—	—	0.01	0.01
Net realized gain	—	—	—	0.00 ^	—
Total from investment operations	—	—	—	0.01	0.01

Distributions
From net investment income	—	—	—	(0.01)	(0.01)
From net realized gain	—	—	—	0.00 ^	—
Total distributions	—	—	—	(0.01)	(0.01)
Net asset value, end of period	—	—	—	$1.00	$1.00
Total return+	—	—	—	0.55%	1.02%

Ratios/Supplemental Data
Net assets, end of period (000)	—	—	—	$44,776	$51,750

Ratio of expenses to average net assets	—	—	—	0.60%	0.60%
Ratio of net investment income to average net assets	—	—	—	0.55%	0.96%
Ratio of expenses to average net assets without fee waivers	—	—	—	0.75%	0.66%
Ratio of net investment income to average net assets without fee waivers	—	—	—	0.39%	0.91%

*      A full redemption of Class II shares was made on January 5, 2005. Thus, there were no assets to derive any financial highlight information for the years ended April 30, 2007, April 30, 2006 and April 30, 2005. Effective October 25, 2006, Prime Money Market Class II ceased operations (see Note 1).

+      Total return would have been lower had various fees not been waived during the period.

^       Less than $0.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1.               SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust’s U.S. Treasury Money Market Fund and the Prime Money Market Fund (the “Funds”). The financial statements for the remaining funds of the Trust, American Freedom U.S. Government Money Market Fund (formerly known as U.S. Government Money Market Fund), are stated separately.

The Prime Money Market Fund offered two classes of shares (Class I and Class II). On September 27, 2006, shareholders were informed that Prime Money Market Fund Class II was closed to new investors. As of October 25, 2006, no shareholders remained in Class II and therefore ceased operations. Prime Money Market Fund Class I is the remaining share class. Prior to October 25, 2006, each class of shares had equal rights as to earnings, assets and voting privileges except that Class II had exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments were allocated to each class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes:  It is the Funds’ policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

At April 30, 2007 the funds had available for federal income tax purposes unused capital loss carryovers of:

	Capital Loss	Year of
Fund	Carryovers	Expiration
U.S. Treasury Money Market Fund	$668	2013
Prime Money Market Fund	10,808	2013
	459	2014

Classification of Distributions to Shareholders:  Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Funds during the years ended April 30, 2007 and 2006, respectively, were as follows:

	U.S. Treasury Money Market		Prime Money Market
	2007	2006	2007	2006
Distributions paid from:
Ordinary Income	$1,706,222	$1,275,307	$3,611,580	$1,188,491
Total	$1,706,222	$1,275,307	$3,611,580	$1,188,491

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

	U.S. Treasury	Prime
	Money Market	Money Market
Undistributed ordinary income	$464	—
Accumulated net realized loss	(668)	$(11,267)
Total	$(204)	$(11,267)

Expenses:  Some expenses of the Trust can be directly attributed to a fund or a fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the fund’s financial statements.

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the fund’s financial statements.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Fund is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Fund’s Financial Statements.

2.               INVESTMENT ADVISORy FEES, ADMINISTRATION FEES AND OTHER RELATED PARTy TRANSACTIONS

At a special meeting on June 10, 2003, shareholders of each of the Funds approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of each Fund’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for each Fund reach $1 billion.

Any information contained in this report prior to January 13, 2003, reflects the operations of the Funds while GE Asset Management, Inc (“GEAM”) was the adviser. SSgA FM assumed the interim investment advisory responsibility for the Financial Investors Trust Money Market Funds until June 10, 2003. GEAM and SSgA FM were entitled to the following advisory fee schedule:

	U.S. Treasury	Prime
Average Net Assets	Money Market Fund	Money Market Fund
First $500 million	0.05%	0.04%
Next $500 million	0.075%	0.06%
Next $500 million	0.10%	0.08%
In excess of $1.5 billion	0.15%	0.08%

ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

	U.S. Treasury	Prime
Average Net Assets	Money Market Fund*	Money Market Fund*
First $500 million	0.26%	0.16%
Next $500 million	0.24%	0.14%
In excess of $1 billion	0.22%	0.12%

*Subject to a minimum monthly fee of $50,000 and $30,000 for the U.S. Treasury Money Market Fund and Prime Money Market Fund, respectively.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2008, to the extent necessary for U.S. Treasury Money Market Fund to maintain a total expense ratio of no more than 0.33% of its average net assets and Prime Money Market Fund to maintain a total expense ratio of no more than 0.20% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

Shareholders holding more than 5.00% of the Fund’s outstanding shares as of April 30, 2007, constituted 61.81% of the U.S. Treasury Money Market Fund and 94.16% of the Prime Money Market Fund.

FunD HolDIngs (unAuDITeD)

The Funds file complete schedules of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FunD proxY VoTIng polICIes & proCeDures (unAuDITeD)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov.

DIsClosure regArDIng ApproVAl oF InVesTmenT ADVIsorY AgreemenTs (unAuDITeD)

On December 12, 2006, the Board of Trustees (“the Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Funds’ assets and securities. The Trustees last approved the Advisory Agreement for the U.S. Treasury and Prime Money Market Funds in March 2006. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreement the Trustees, including the Independent Trustees, considered the following factors with respect to the Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of each Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

The Board received and considered information comparing the Funds’ contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

The Trustees further determined that the total expense ratios of 0.33% for the U.S. Treasury Money Market Fund and 0.20% for the Prime Money Market Fund, all net of any fee waivers in place, are comparable to others within such Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by SSgA FM.

The Trustees noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM. The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Funds including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, SSgA FM’s method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM’s code of ethics.

Money Market Funds’ Performance: The Trustees received and considered the one, three and five year performance, as applicable, of each Fund, as provided by Lipper. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time periods.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreement. The Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Funds.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Funds. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, concluded that:

•    the investment advisory fees received by SSgA FM with respect to each Fund were comparable to others with in such Fund’s peer universe;

•    the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement was adequate;

•    the performance of each Fund was comparable to the performance of similarly managed SSgA FM products for the same time periods;

•    the profit, if any, realized by SSgA FM in connection with the operation of the Funds was fair to the Trust;

•    the relatively small size of each Fund did not permit for economies of scale in SSgA FM’s provision of services to the Funds; and

•    there were no material other benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Funds and their shareholders and re-approved the Investment Advisory Agreement.

TrusTees & oFFICers (unAuDITeD)

As of  April 30, 2007 the Funds represented two of three separate series under the Trust.  The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust.  You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-298-3442. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

Interested trustees & OffIcers

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/Officer
W. Robert Alexander, (79) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993 and oversees 3 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Mutual Funds Services, Inc., and ALPS Distributors, Inc., (“ADI”) until September 30, 2005, which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts and Reaves Utility Income Fund.

Edmund J. Burke, (46) 1290 Broadway Suite 1100 Denver, CO 80203	President	Edmund J. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS Fund Services, Inc. (“ALPS”) and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Reaves Utility Income Fund, President and Trustee of Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund and Trustee of Financial Investors Variable Insurance Trust.
Mr. Burke is a Trustee of Liberty All-Star Equity Fund and Director of Liberty All-Star Growth Fund, Inc.

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Officer
Jeremy O. May, (36) 1290 Broadway Suite 1100 Denver, CO 80203	Treasurer	Jeremy May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.
Mr. May is also on the Board of Directors, and is Chairman of the Audit Committee of the University of Colorado Foundation.

Greg P. Dulski, (32)* 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	Greg Dulski was elected as Secretary at the June 5, 2007 meeting of the Board of Trustees

Mr. Dulski joined ALPS in 2007 as Associate Counsel. He served as Associate Counsel at Janus Capital Group from 2005 to 2007 and an Associate at Reed Smith LLP from 2001 to 2005. Mr. Dulski is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Dulski is currently Secretary of the Westcore Funds, Utopia Funds and Reaves Utility Income Fund.

Michael Akins, (29)* 1290 Broadway Suite 1100 Denver, CO 80203	Chief Compliance Officer (“CCO”)	Michael Akins was appointed Chief Compliance Officer at the June 13, 2006 meeting of the Board of Trustees

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Reaves Utility Income Fund.

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Officer
Kim Storms, (34)* 1290 Broadway Suite 1100 Denver, CO 80203	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice- President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Reaves Utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

INDEPENDENT TRUSTEES

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee
Mary K. Anstine, (65) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director AV Hunter Trust. Ms. Anstine is a Trustee of Reaves Utility Income Fund and Westcore Trust.

Edwin B. Crowder, (75) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Edwin B. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (72) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Robert E. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversees 3 funds in the trust.	Mr. Lee is a Director of ING Financial Services - North America. Mr. Lee is also a Director of Meredith Corporation and Source Capital Corporation. Mr. Lee is a Trustee of Reaves Utility Income Fund.

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee
John R. Moran, Jr., (76) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	John R. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.

Mr. Moran was President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado until December 31, 2006. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives.

*      Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

InTenTIonAllY leFT blAnk

INVESTMENT ADVISER

SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts  02110

ADMINISTRATOR, TRANSfER AgENT
& fuND AccOuNTANT

ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado  80203

DISTRIBuTOR

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado  80203

LEgAL cOuNSEL

Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado  80202

INDEPENDENT REgISTERED
PuBLIc AccOuNTINg fIRM

Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

cuSTODIAN

State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SuB-cuSTODIAN

State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Must be accompanied or preceded by a
current prospectus.

For more information, please call

1.800.298.3442 or visit www.fitfunds.com

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

FIT000193  051508

AMERICAN FREEDOM

U.S. GOVERNMENT

MONEY MARKET FUND

Annual Report

April 30, 2007

Formerly Known as the U.S. Government Money Market Fund FINANCIAL INVESTORS TRUST

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of the American Freedom U.S. Government Money Market Fund (“the Fund”), you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions.  There are also no redemption fees or exchange fees.  However, the Fund does incur ongoing costs, including management fees; and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2006 and held until April 30, 2007.

Actual Return.  The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return.  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period 11/1/06-4/30/07*
Actual Fund return	$1,000.00	$1,025.76	$1.00
Hypothetical Fund return	$1,000.00	$1,023.80	$1.00

Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund. The U.S. Government Money Market Fund offered two classes of shares (Class I and Class II). On September 27, 2006, Class II was closed to new investors. As of October 12, 2006, no shareholders remained in Class II of the fund and therefore ceased operations on October 25, 2006. The Table above represents Class I only.

* Expenses are equal to the annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by the number of days in the second half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION

April 30, 2007

U.S. Government & Agency Obligations	12.31%
Repurchase Agreements	88.07%

Percentage of Fund’s Total Net Assets

1

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Financial Investors Trust:

To the Board of Trustees and Stockholders of

Financial Investors Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the American Freedom U.S. Government Money Market Fund [one of the portfolios constituting the Financial Investors Trust (the “Fund”)] as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Freedom U.S. Government Money Market Fund of the Financial Investors Trust as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

June 5, 2007

2

STATEMENT OF INVESTMENTS

April 30, 2007

Face Value		Value
	U.S. GOVERNMENT &
	AGENCY OBLIGATIONS 12.31%
	Federal Home Loan Mortgage Corp.
$50,000,000	5.17% *, 5/29/07	$49,974,505

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS		49,974,505
(Amortized Cost $49,974,505)

		Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 88.07%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 4.50% due 5/1/36 with a repurchase amount of $17,002,465	17,000,000	$17,340,000

Agreement with Bank of America and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 6.08% due 7/26/13 with a repurchase amount of $17,002,465	17,000,000	17,340,836

Agreement with Barclays and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.00% due 12/14/18 with a repurchase amount of $17,002,465	17,000,000	17,340,379

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Bank Bonds, 4.75% due 2/13/15 with a repurchase amount of $17,002,465	17,000,000	17,340,171

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.23%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Bank Bonds, 2.63% due 7/15/08 and Federal National Mortgage Association Notes, 4.38% due 3/15/13 with a repurchase amount of $17,002,470	17,000,000	17,343,128

3

	Value	Collateral Value

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal National Mortgage Association Corp. Notes, 2.50% due 6/15/08 with a repurchase amount of $17,002,465	$17,000,000	$17,340,738

Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Farm Credit Bank Bonds, 3.63% due 10/24/08, Federal Home Loan Bank Bonds, 5.85% due 1/22/08, Federal Home Loan Bank DN, due 7/11/07, Federal Home Loan Mortgage Corp. DN, due 7/16/18, Federal Home Loan Mortgage Corp. Notes, 3.63-6.25% due 2/15/08- 10/26/21 and Federal National Mortgage Association Notes, 3.58-5.25% due 10/18/07-12/10/15 with a repurchase amount of $17,002,465	17,000,000	17,340,513

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal National Mortgage Association Notes, 5.00% due 5/11/17 with a repurchase amount of $90,013,050	90,000,000	91,803,024

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.23%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Bank Bonds, 3.63-4.50% due 1/15/08-11/15/12, Federal Home Loan Mortgage Corp. Notes, 3.63-6.75% due 9/15/08-7/15/32 and Federal National Mortgage Association Notes, 4.25-7.13% due 1/15/09- 11/15/30 with a repurchase amount of $80,513,695	80,502,000	82,113,694

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.21%, dated 4/30/07 and maturing 5/1/07, collateralized by U.S. Treasury Bills, due 5/3/07-10/25/07 with a repurchase amount of 17,002,460	17,000,000	17,343,609

4

		Value	Collateral Value

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.23%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. DN, due 3/28/08-4/29/19 and Federal Home Loan Mortgage Corp. Notes, 3.25-5.50% due 11/2/07-1/19/16 with a repurchase amount of $17,002,470		$17,000,000	$17,341,790

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.75% due 1/23/17 with a repurchase amount of $17,002,465		17,000,000	17,340,828

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.22%, dated 4/30/07 and maturing 5/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 4.88% due 2/9/10 and Federal National Mortgage Association Notes, 10.50% due 3/1/14 with a repurchase amount of $17,002,465		17,000,000	17,343,260

TOTAL REPURCHASE AGREEMENTS (Cost $357,502,000)		357,502,000	364,671,970

TOTAL INVESTMENTS (Cost $407,476,505)	100.38%	$407,476,505
Liabilities in excess of other Assets	-0.38%	(1,535,205)
NET ASSETS	100.00%	$405,941,300

*  Floating rate security - rate disclosed as of April 30, 2007. Maturity date represents the next interest rate reset date.

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $407,476,505

See Notes to Financial Statements

5

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

ASSETS
Investments, at amortized cost (which approximates market value)(1)	$407,476,505
Interest receivable	87,768
Prepaid and other assets	25,054
Total Assets	407,589,327

LIABILITIES
Dividends payable	1,575,384
Accrued investment advisory fee	22,325
Accrued administration fee	29,746
Accrued board of trustees fee	3,185
Other payables	17,387
Total Liabilities	1,648,027
NET ASSETS	$405,941,300

COMPOSITION OF NET ASSETS
Paid-in capital	$405,941,003
Undistributed net investment income	1,490
Accumulated net realized loss	(1,193)
NET ASSETS*	$405,941,300	(2)

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)*	405,794,272

Net asset value and redemption value per share	$1.00

(1)	Including repurchase agreements in the amount of:	$357,502,000

(2)

	Net Assets	Shares outstanding
Class I	$405,941,300	405,794,272
Class II	—	—

*                 Effective October 12, 2006, no shareholders remained in Class II of the Fund and therefore ceased operations on October 25, 2006.

See Notes to Financial Statements.

6

STATEMENT OF OPERATIONS

For the Year Ended April 30, 2007

INVESTMENT INCOME	$17,166,571

EXPENSES
Investment advisory fee	340,836
Administration services	519,369
Legal	14,910
Reports to Shareholders	11,155
Insurance	46,186
State registration	6,715
Distribution - Class II	18
Board of Trustees	25,686
Miscellaneous	15,675
Total Expenses before fee waiver	980,550
Expenses waived by administrator	(217,930)
Expenses waived by investment advisor	(113,612)
Net expenses	649,008

NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,517,563

* Effective October 12, 2006, no shareholders remained in Class II of the Fund and therefore ceased operations on October 25, 2006.

See Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended April 30,
	2007(1)	2006
OPERATIONS
Net investment income	$16,517,563	$9,025,742
Net realized gain on investments	—	219
Net increase in net assets resulting from operations	16,517,563	9,025,961

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class I	(16,517,231)	(9,022,761)
Class II	(332)	(2,981)
Net decrease in net assets from distributions	(16,517,563)	(9,025,742)

BENEFICIAL INTEREST TRANSACTIONS(2)
Class I
Shares sold	1,089,778,228	584,658,345
Dividends reinvested	14,075,337	8,176,182
Shares redeemed	(912,819,103)	(622,968,828)
Class II
Dividends reinvested	360	3,028
Shares redeemed	(15,587)	(243,084)
Net increase/(decrease) in net assets derived from beneficial interest transactions	191,019,235	(30,374,357)

Net increase/(decrease) in net assets	191,019,235	(30,374,138)

NET ASSETS
Beginning of year	214,922,065	245,296,203
End of year*	$405,941,300	$214,922,065

* Includes undistributed net investment income of:	$1,490	$1,490

(1) Effective October 12, 2006, no shareholders remained in Class II of the Fund and therefore ceased operations on October 25, 2006.

(2) At net asset value of $1.00 per share.

See Notes to Financial Statements.

8

FINANCIAL HIGHLIGHTS

AMERICAN FREEDOM U.S. GOVERNMENT

MONEY MARKET FUND-CLASS I*

Selected data for a share of beneficial interest outstanding throughout the years indicated:

	For the Years Ended April 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.05	0.04	0.02	0.01	0.01
Net realized gain	—	—	—	—	—
Total from investment operations	0.05	0.04	0.02	0.01	0.01

DISTRIBUTIONS
From net investment income	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
Net realized gain	—	—	—	—	—
Total distributions	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	5.20%	3.77%	1.68%	0.93%	1.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$405,941	$214,907	$245,040	$245,482	$407,147

Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	5.09%	3.69%	1.64%	0.94%	1.42%
Ratio of expenses to average net assets without fee waivers	0.30%	0.30%	0.30%	0.28%	0.21%
Ratio of net investment income to average net assets without fee waivers	4.99%	3.59%	1.54%	0.86%	1.41%

*  Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund.

+     Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

9

AMERICAN FREEDOM U.S. GOVERNMENT

MONEY MARKET FUND-CLASS II(1)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the
	Period Ended		For the Years Ended April 30,
	Oct. 12, 2006(2)		2006	2005	2004	2003(3)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.02		0.03	0.01	0.01	0.01

DISTRIBUTIONS
From net investment income	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return+	2.17	%#	3.51%	1.42%	0.67%	1.03	%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$0		$15	$256	$1,736	$2,164

Ratio of expenses to average net assets	0.45	%*	0.45%	0.45%	0.45%	0.45	%*
Ratio of net investment income to average net assets	4.77	%*	3.44%	1.39%	0.68%	0.92	%*
Ratio of expenses to average net assets without fee waivers	0.55	%*	0.55%	0.55%	0.53%	0.46	%*
Ratio of net investment income to average net assets without fee waivers	4.67	%*	3.34%	1.29%	0.60%	0.91	%*

(1)         Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund.

(2)         As of October 12, 2006, no shareholders remained in Class II of the Fund and therefore ceased operations on October 25, 2006.

(3)         Class II commenced operations on June 18, 2002.

*                Annualized.

+                Total return would have been lower had various fees not been waived during the period.

#                Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements.

10

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund and was presented with both the U.S. Treasury Money Market Fund and Prime Money Market Fund’s financial statements. The financial statements included herein relate to the Trust’s American Freedom Family of Funds. The American Freedom Family of Funds includes the U.S. Government Money Market Fund. The financial statements of the remaining funds of the Trust are presented separately.

The Fund offered two classes of shares (Class I and Class II). On September 27, 2006 shareholders were informed that Class II was closed to new investors. As of October 12, 2006, no shareholders remained in Class II of the fund and therefore ceased operations on October 25, 2006. Class I is the remaining share class. Class I and Class II were identical in all respects with the exception that Class II shares charged a distribution fee and had a lower investment minimum. Prior to October 25, 2006 each Class of shares had equal rights as to earnings, assets and voting privileges except that Class II had exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments were allocated to each Class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

11

Federal Income Taxes:  It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.  Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

At April 30, 2007 the fund had available for federal income tax purposes unused capital loss carryovers of:

Capital Loss Carryovers	Year of Expiration
$1,193	2008

Classification of Distributions to Shareholders:  Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year.  Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the fund during the years ended April 30, 2007 and 2006, respectively, were as follows:

	2007	2006
Distributions paid from:
Ordinary income	$16,517,563	$9,025,742
Total	$16,517,563	$9,025,742

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

2007
(Over)/Undistributed ordinary income	$1,490
Accumulated net realized gain / (loss)	(1,193)
Total	$297

Expenses:  Some expenses of the Trust can be directly attributed to a fund or a fund specific share class.  Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Recent Accounting Pronouncements:  In June 2006, the Financial Accounting Standards

12

Board (“FASB”) issued FASB Interpretation No. 48 – Accounting for uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value option for Financial Assets and Financial Liabilities – Including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Fund is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Fund’s financial statements.

2.    INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

At a special meeting on June 10, 2003, shareholders of the Fund approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of the Funds’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for the Fund reach $1 billion.

Any information contained in this report prior to January 13, 2003, reflects the operations of the Funds while GE Asset Management, Inc (“GEAM”) was the adviser. SSgA FM assumed the interim investment advisory responsibility for the Fund until June 10, 2003. GEAM and SSgA FM were entitled to the following advisory fee schedule:

Average Net Assets*
First $500 million	0.04%
Next $500 million	0.06%
Next $500 million	0.08%
In excess of $1 billion	0.08%

*Subject to a minimum monthly fee of $30,000.

13

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2008, to the extent necessary for Class I to maintain a total expense ratio of no more than 0.20% of its average net assets, and Class II to maintain a total expense ratio of no more than 0.45% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

The Trustees have adopted a Distribution Plan on behalf of Class II pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc., at the annual rate of 0.25% of the average net assets of Class II of the Fund.

Shareholders holding more than 5.00% of the Funds’ outstanding shares as of April 30, 2007, constituted 38.41% of the American Freedom U.S. Government Money Market Fund.

FUND HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference room in Washington, D.C. For more information about the operation of the Public Reference room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities area available without a charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http:///www.sec.gov

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

On December 12, 2006, the Board of Trustees (“the Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Funds’ assets and securities. The Trustees last approved the Advisory Agreement for the American Freedom U.S. Government Money Market Fund in March 2006. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement and other related materials.

14

In approving the Advisory Agreement the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of the Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

The Board received and considered information comparing the Funds’ contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

The Trustees further determined that the total expense ratios of 0.20% for the Fund, net of any fee waivers in place, are comparable to others within the Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by SSgA FM.

The Trustees noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM. The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Fund including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, SSgA FM’s method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM’s code of ethics.

Money Market Funds’ Performance: The Trustees received and considered the one,three and five year performance of the Fund, as provided by Lipper. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time period.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreements the Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

15

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Fund. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, concluded that:

•      the investment advisory fees received by SSgA FM with respect to the Fund were comparable to others within such Fund’s peer universe;

•      the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement was adequate;

•      the performance of the Fund was comparable to the performance of similarly managed SSgA FM products for the same time periods;

•      the profit, if any, realized by SSgA FM in connection with the operation of the Fund was fair to the Trust;

•      the relatively small size of the Fund did not permit for economies of scale in SSgA FM’s provision of services to the Fund; and

•      there were no material other benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Fund and its shareholders and re-approved the Investment Advisory Agreement.

16

TRUSTEES AND OFFICERS (UNAUDITED)

As of April 30, 2007, the Fund represented one of three separate series under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-862-3040. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/ Officer

W. Robert Alexander, (79) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993 and oversees 3 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Mutual Funds Services, Inc., and ALPS Distributors, Inc., (“ADI”) until September 30, 2005, which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts and Reaves Utility Income Fund.

Edmund J. Burke, (46) 1290 Broadway Suite 1100 Denver, CO 80203	President	Edmund J. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS Fund Services, Inc. (“ALPS”) and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Reaves Utility Income Fund, President and Trustee of Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund and Trustee of Financial Investors Variable Insurance Trust. Mr. Burke is a Trustee of Liberty All-Star Equity Fund and Director of Liberty All- Star Growth Fund, Inc.

17

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Officer

Jeremy O. May, (36) 1290 Broadway Suite 1100 Denver, CO 80203	Treasurer	Jeremy May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. Mr. May is also on the Board of Directors, and is Chairman of the Audit Committee of the University of Colorado Foundation.

Greg P. Dulski, (32)* 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	Greg Dulski was elected as Secretary at the June 5, 2007 meeting of the Board of Trustees.

Mr. Dulski joined ALPS in 2007 as Associate Counsel. He served as Associate Counsel at Janus Capital Group from 2005 to 2007 and an Associate at Reed Smith LLP from 2001 to 2005. Mr. Dulski is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Dulski is currently Secretary of the Westcore Funds, Utopia Funds and Reaves Utility Income Fund.

Michael Akins, (29)* 1290 Broadway Suite 1100 Denver, CO 80203	Chief Compliance Officer (“CCO”)	Michael Akins was appointed Chief Compliance officer at the June 13, 2006 meeting of the Board of Trustees

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Reaves Utility Income Fund.

18

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Officer

Kim Storms, (34)* 1290 Broadway Suite 1100 Denver, CO 80203	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice- President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Reaves Utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

INDEPENDENT TRUSTEES

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee

Mary K. Anstine, (65) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director AV Hunter Trust. Ms. Anstine is a Trustee of Reaves Utility Income Fund and Westcore Trust.

Edwin B. Crowder, (75) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Edwin B. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (72) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Robert E. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversees 3 funds in the trust.	Mr. Lee is a Director of ING Financial Services - North America. Mr. Lee is also a Director of Meredith Corporation and Source Capital Corporation. Mr. Lee is a Trustee of Reaves Utility Income Fund.

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Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee

John R. Moran, Jr., (76) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	John R. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.

Mr. Moran was President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado until December 31, 2006. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives.

*  Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

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INVESTMENT ADVISER

SSgA Funds Management, Inc.

1 Lincoln Street

Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER AGENT &

FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

LEGALCOUNSEL

Davis Graham & Stubbs LLP

1550 Seventeenth Street

Suite 500

Denver, Colorado 80202

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 Seventeenth Street

Suite 3600

Denver, Colorado 80202

CUSTODIAN

State Street Bank & Trust Company

750 Main Street

Suite 1114

Hartford, Connecticut 06103

SUB-CUSTODIAN

State Street Bank & Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Must be accompanied or preceded by a

current prospectus.

For more information, please call

800.862.3040 or visit

WWW.AMERICANFREEDOMFUNDS.COM

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FIT000194 051508

Item 2.                                     Code of Ethics.

(a)          The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)         Not applicable.

(c)          During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)          During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)          Not applicable.

(f)            The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.                                     Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Robert E. Lee as the Registrant’s “audit committee financial experts.” Mr. Lee is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR

Item 4.                                     Principal Accountant Fees and Services.

(a)                                  Audit Fees:  For the Registrant’s fiscal years ended April 30, 2006 and April 30, 2007, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $41,000 and $33,300, respectively.

(b)                                 Audit-Related Fees:  For the Registrant’s fiscal years ended April 30, 2006 and April 30, 2007, the aggregate fees billed for professional services rendered by the

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principal accountant for the 17f-2 audit of the Registrant’s annual financial statements were $17,200 and $11,700, respectively.

(c)                                  Tax Fees:  For the Registrant’s fiscal years ended April 30, 2006 and April 30, 2007, aggregate fees of $9,120, and $8,905, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The fiscal year 2006 and 2007 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal years ended April 30, 2006 and April 30, 2007, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)                    Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e)(2)                    No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 Not applicable.

(h)                                 Not applicable.

Item 5.                                     Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                     Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.                               Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11.                               Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                               Exhibits.

(a)(1)	The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	July 3, 2007

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	July 3, 2007

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